Financial Debt - Schedule of Financial Debt by Interest Rate (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [Line Items]
Total financial debt, excluding accrued interests and bank overdrafts	$ 2,955.3	$ 2,850.4	$ 2,884.8
Financial debt excluding accrued interests [member]
Disclosure of detailed information about borrowings [Line Items]
Total financial debt, excluding accrued interests and bank overdrafts	2,840.5	2,814.5	2,859.3
Variable Rate [member] | Financial debt excluding accrued interests [member]
Disclosure of detailed information about borrowings [Line Items]
Total financial debt, excluding accrued interests and bank overdrafts	807.9	820.9	783.9
Fix rate [Member] | Financial debt excluding accrued interests [member]
Disclosure of detailed information about borrowings [Line Items]
Total financial debt, excluding accrued interests and bank overdrafts	$ 2,032.6	$ 1,993.6	$ 2,075.4